Shareholder Report, Holdings (Details) - C000007973	May 31, 2025
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.40%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.50%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.20%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.70%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	37.40%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%